Schedule of Financial Instruments at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	$ 2,053,045	$ 1,102,992
Total liabilities measured at fair value			$ 0
Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	2,053,045	1,102,992
Total liabilities measured at fair value	2,053,045	1,102,992
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Total liabilities measured at fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities
Total liabilities measured at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative liabilities	2,053,045	1,102,992
Total liabilities measured at fair value	$ 2,053,045	$ 1,102,992